BASIC EARNINGS PER SHARE (Details) Rp / shares in Units, $ / shares in Units, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp) Rp / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 IDR (Rp) Rp / shares shares	Dec. 31, 2021 IDR (Rp) Rp / shares shares
BASIC EARNINGS PER SHARE
Owners of the parent company	Rp 24,427	$ 1,586	Rp 20,736	Rp 24,877
Weighted average shares outstanding, basic	99,062,216,600	99,062,216,600	99,062,216,600	99,062,216,600
Profit per share - (Basic) | (per share)	Rp 246.58	$ 0.02	Rp 209.32	Rp 251.13